Other Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-Term Financial Liabilities [Abstract]
Schedule of Other Long-Term Financial Liabilities
As at December 31,	2023	2022
Security deposits	$1,189	$1,106
Satellite performance incentive payments	13,749	18,557
Other long-term financial liabilities	$14,938	$19,663